Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 24,081	$ 127
Trade accounts receivable	621	19
Prepayments and other (Note 7)	428	864
Due from related parties		34
Inventories (Note 8)	645	583
Prepaid bareboat charter hire (Note 6)	1,656	1,657
Deferred charges (Note 9)	341
Restricted cash (Note 6 and 9)	1,283	1,257
Total current assets	29,055	4,541
FIXED ASSETS:
Advances for vessels under construction (Note 4(a))	6,757
Vessels, net (Note 4(b))	154,935	126,170
Other fixed assets, net	1,042	1,161
Total fixed assets	162,734	127,331
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire (Note 6)	5,278	6,935
Restricted cash (Note 6 and 9)	5,249	4,210
Investments in unconsolidated joint ventures (Note 20)	17,738
Derivative financial instruments (Note 17)	394	300
Total non-current assets	28,659	11,445
Total assets	220,448	143,317
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9(a) )	9,508	7,995
Short-term debt (Note 9(b))	10,183
Debt from related parties (Note 9(c))		4,085
Due to related parties (Note 5)	120	1,108
Accounts payable	2,799	1,902
Accrued liabilities	1,985	2,965
Unearned revenue	986	1,978
Total current liabilities	25,581	20,033
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 17)	3,335	3,563
Non-current portion of long term debt (Note 9(a))	84,258	72,459
Total non-current liabilities	87,593	76,022
COMMITMENTS AND CONTINGENCIES (Note 10)
Total liabilities	113,174	96,055
MEZZANINE EQUITY:
Preferred stock; 2,106 and 0 Series B shares issued and outstanding at December 31, 2016 and 2017 with $0.01 par value (Note 19)		1,741
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 2,106 and 0 Series B shares were outstanding at December 31, 2016 and 2017 (refer to Mezzanine Equity - Note 19); of which 0 and 100,000 Series D shares were outstanding at December 31, 2016 and 2017 (Note 11)	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 31 and 8,923,617 shares issued and outstanding at December 31, 2016 and 2017 (Note 11)	89
Additional paid-in capital (Note 11)	402,644	328,762
Accumulated deficit	(296,645)	(283,241)
Total stockholders’ equity	106,089	45,521
Non-controlling Interests	1,185
Total equity	107,274	45,521
Total liabilities and stockholders’ equity	$ 220,448	$ 143,317